Land use right net (Details) - Land use right [Member] - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Land use right	$ 0	$ 6,598,974
Less: accumulated amortization	0	(393,665)
Land use right, net	$ 0	$ 6,205,309